Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

(the “Trust”)

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Index Fund

(All Share Classes)

(the “Fund”)

Supplement dated July 1, 2016

to the Prospectus and Summary Prospectus dated November 1, 2015, as supplemented

Changes to Investment Advisory Agreement effective September 1, 2016.

The Board of Trustees of the Trust has approved changes to the investment advisory fee of the Fund as set forth below. Effective September 1, 2016 (the “Effective Date”), the advisory fee for the Fund, which is currently 0.25%, will be changed to 0.04%.

In connection with this change, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.04%	0.04%	0.04%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.41	0.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.19 [2]	0.16	0.15 [2]

Total Annual Fund Operating Expenses[1]	0.73	1.20	0.44
Fee Waivers and Expense Reimbursements[3]	(0.28)	(0.00)	(0.24)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	0.45	1.20	0.20

1	As of September 1, 2016, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45%, 1.20% and 0.20%, respectively, of their average daily net assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder serving agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 8/31/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 08/31/2017 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	719	884	1,359
CLASS C SHARES ($)	222	381	660	1,455
SELECT CLASS SHARES ($)	20	117	222	531

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	719	884	1,359
CLASS C SHARES ($)	122	381	660	1,455
SELECT CLASS SHARES ($)	20	117	222	531

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND SUMMARY PROSPECTUS
FOR FUTURE REFERENCE

JPMorgan Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

(the “Trust”)

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Index Fund

(All Share Classes)

(the “Fund”)

Supplement dated July 1, 2016

to the Prospectus and Summary Prospectus dated November 1, 2015, as supplemented

Changes to Investment Advisory Agreement effective September 1, 2016.

The Board of Trustees of the Trust has approved changes to the investment advisory fee of the Fund as set forth below. Effective September 1, 2016 (the “Effective Date”), the advisory fee for the Fund, which is currently 0.25%, will be changed to 0.04%.

In connection with this change, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.04%	0.04%	0.04%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.41	0.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.19 [2]	0.16	0.15 [2]

Total Annual Fund Operating Expenses[1]	0.73	1.20	0.44
Fee Waivers and Expense Reimbursements[3]	(0.28)	(0.00)	(0.24)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	0.45	1.20	0.20

1	As of September 1, 2016, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45%, 1.20% and 0.20%, respectively, of their average daily net assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder serving agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 8/31/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 08/31/2017 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	719	884	1,359
CLASS C SHARES ($)	222	381	660	1,455
SELECT CLASS SHARES ($)	20	117	222	531

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	719	884	1,359
CLASS C SHARES ($)	122	381	660	1,455
SELECT CLASS SHARES ($)	20	117	222	531

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND SUMMARY PROSPECTUS
FOR FUTURE REFERENCE